ORIX Corporation Shareholders' Equity (Tables)	6 Months Ended
Sep. 30, 2023
Stockholders' Equity Note [Abstract]
Changes in Number of Shares Issued
Information about ORIX Corporation Shareholders’ Equity for the six months ended September 30, 2022 and 2023 are as follows:

(1)	Dividend payments

	Six months ended September 30, 2022	Six months ended September 30, 2023
Resolution	The board of directors on May 18, 2022	The board of directors on May 17, 2023
Type of shares	Common stock	Common stock
Total dividends paid	¥55,704 million	¥50,209 million
Dividend per share	¥46.60	¥42.80
Date of record for dividend	March 31, 2022	March 31, 2023
Effective date for dividend	June 3, 2022	June 5, 2023
Dividend resource	Retained earnings	Retained earnings
(2)	Applicable dividends for which the date of record was in the six months ended September 30, 2022 and 2023, and for which the effective date was after September 30, 2022 and 2023

	Six months ended September 30, 2022	Six months ended September 30, 2023
Resolution	The board of directors on November 7, 2022	The board of directors on November 1, 2023
Type of shares	Common stock	Common stock
Total dividends paid	¥50,586 million	¥49,691 million
Dividend per share	¥42.80	¥42.80
Date of record for dividend	September 30, 2022	September 30, 2023
Effective date for dividend	December 6, 2022	December 7, 2023
Dividend resource	Retained earnings	Retained earnings